Retirement benefit plan (Tables)	3 Months Ended
Mar. 31, 2025
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
The following table presents net defined benefit liabilities (defined benefit assets) as follows (in thousands):

	March 31, 2025	December 31, 2024
Present value of defined benefit obligations	$2,054	$1,977
Fair value of plan assets	(1,944)	(2,008)
Net defined benefit liabilities (assets)	$110	$(31)